Consolidated statement of financial position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 182,000	€ 48,000	€ 541,000
Property, plant and equipment	2,979,000	5,005,000	9,125,000
Deferred tax assets	191,000	217,000	225,000
Investments accounted for using the equity method	527,000	1,139,000	1,425,000
Other non-current assets	1,162,000	1,047,000	10,055,000
Total non-current assets	5,042,000	7,456,000	21,371,000
Current assets
Inventories			417,000
Trade receivables and others	2,016,000	531,000	3,807,000
Tax receivables	2,281,000	4,941,000	5,352,000
Other current assets	140,861,000	9,476,000	11,696,000
Cash and cash equivalents	99,312,000	96,564,000	26,918,000
Total current assets	244,469,000	111,511,000	48,189,000
Total assets	249,511,000	118,967,000	69,561,000
Shareholders' equity
Share capital	1,932,369.78	957,000	521,000
Premiums related to share capital	528,230,000	249,160,000	201,862,000
Reserves	(205,182,000)	(173,151,000)	(124,584,000)
Translation reserve	636,000	600,000	596,000
Net loss for the period	(354,138,000)	(184,212,000)	(110,426,000)
Total Shareholders' equity	(28,522,000)	(106,647,000)	(32,032,000)
Long-term debt	27,551,000	48,460,000	32,181,000
Long-term debt - derivatives	119,385,000	24,315,000	10,265,000
Royalty certificates liabilities	51,645,000	29,207,000	6,327,000
Provisions for retirement benefit obligations	755,000	1,762,000	1,559,000
Long-term contract liabilities	126,000	107,000	70,000
Other non-current liabilities	1,193,000	1,032,000	1,032,000
Total non-current liabilities	200,655,000	104,883,000	51,434,000
Short-term debt	32,309,000	5,868,000	5,308,000
Short-term debt - derivatives		73,400,000
Short-term provisions	1,071,000
Trade payables	26,017,000	32,862,000	37,679,000
Short-term contract liabilities		0	6,000
Other current liabilities	17,981,000	8,600,000	7,165,000
Total current liabilities	77,378,000	120,731,000	50,158,000
Total liabilities	278,033,000	225,614,000	101,592,000
Total liabilities and shareholders' equity	€ 249,511,000	€ 118,967,000	€ 69,561,000